Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2025		Mar. 31, 2025		Sep. 30, 2024
Assets:
Cash and cash equivalents		¥ 1,275,912		¥ 1,206,573		¥ 1,168,945
Restricted Cash		119,811		115,410		¥ 134,675
Equity securities	[1]	689,443		626,910
Trading debt securities		834		0
Available-for-sale debt securities		2,703,054		2,607,637
Other Assets:
Derivative assets		46,389		43,675
Liabilities:
Short-term debt		609,876		549,680
Deposits		2,628,153		2,449,812
Policy liabilities and Policy account balances (Investment contracts)		1,724,828		1,948,047
Long-term debt		5,911,472		5,733,118
Other Liabilities:
Derivative liabilities		¥ 36,742		¥ 35,543
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities		Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 1,275,912		¥ 1,206,573
Restricted Cash		119,811		115,410
Installment loans (net of allowance for credit losses)		0		0
Equity securities		127,195	[2]	137,014	[3]
Trading debt securities		0
Available-for-sale debt securities		8,917		12,243
Other Assets:
Time deposits		0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Accounts payable (Contingent consideration)		0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		47,109		42,940
Equity securities		136,746	[2]	119,466	[3]
Trading debt securities		834
Available-for-sale debt securities		2,401,367		2,377,740
Other Assets:
Time deposits		5,367		1,400
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		609,876		549,680
Deposits		2,465,832		2,279,207
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,829,434		1,705,485
Accounts payable (Contingent consideration)		0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		4,095,498		3,975,689
Equity securities		183,037	[2]	162,210	[3]
Trading debt securities		0
Available-for-sale debt securities		292,770		217,654
Other Assets:
Time deposits		0		0
Reinsurance recoverables (Investment contracts)		231,601		126,480
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		295,502		214,937
Long-term debt		4,037,660		3,973,343
Accounts payable (Contingent consideration)		18,168		15,259
Carrying amount
Assets:
Cash and cash equivalents		1,275,912		1,206,573
Restricted Cash		119,811		115,410
Installment loans (net of allowance for credit losses)		4,168,801		4,043,271
Equity securities		446,978	[2]	418,690	[3]
Trading debt securities		834
Available-for-sale debt securities		2,703,054		2,607,637
Other Assets:
Time deposits		5,367		1,400
Derivative assets	[4]	46,389		43,675
Reinsurance recoverables (Investment contracts)		241,910		138,441
Liabilities:
Short-term debt		609,876		549,680
Deposits		2,459,034		2,280,597
Policy liabilities and Policy account balances (Investment contracts)		332,752		237,702
Long-term debt		5,911,472		5,733,118
Accounts payable (Contingent consideration)		18,168		15,259
Other Liabilities:
Derivative liabilities	[4]	36,742		35,543
Estimated fair value
Assets:
Cash and cash equivalents		1,275,912		1,206,573
Restricted Cash		119,811		115,410
Installment loans (net of allowance for credit losses)		4,142,607		4,018,629
Equity securities		446,978	[2]	418,690	[3]
Trading debt securities		834
Available-for-sale debt securities		2,703,054		2,607,637
Other Assets:
Time deposits		5,367		1,400
Derivative assets	[4]	46,389		43,675
Reinsurance recoverables (Investment contracts)		231,601		126,480
Liabilities:
Short-term debt		609,876		549,680
Deposits		2,465,832		2,279,207
Policy liabilities and Policy account balances (Investment contracts)		295,502		214,937
Long-term debt		5,867,094		5,678,828
Accounts payable (Contingent consideration)		18,168		15,259
Other Liabilities:
Derivative liabilities	[4]	¥ 36,742		¥ 35,543

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥132,313 million and ¥141,122 million as of March 31, 2025 and September 30, 2025, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥24,960 million and ¥24,488 million as of March 31, 2025 and September 30, 2025, respectively.
[2]	The amount of ¥140,587 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥118,666 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”